1. ORGANIZATION AND NATURE OF OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

Organization

WikiSoft Corp. (“we”, “our”, the "Company") was incorporated in the state of Nevada in May 1998 as Sensor Technologies Inc.

Nature of operations

The Company is a portal for businesses and business people. The portal, called wikiprofile.com, has a vision to be the largest wiki platform with published articles and profiles on companies, top brands, and corporate influencers. Users will be able to freely search the portal and all content will eventually be collected, updated and fact-checked in real-time. The Company plan to generate revenues primarily from premium profiles and recruiting on our website.

Organization

WikiSoft Corp. (“we”, “our”, the "Company") was incorporated in the state of Nevada in May 1998 as Sensor Technologies Inc.

In March 2006 the Company changed its name to Bixby Energy Systems Inc.

In September 2006 the Company changed its name to Power Play Development Corporation.

In April 2007 the Company changed its name to National League of Poker, Inc.

In October 2011 the Company changed its name to Power Play Development Corporation.

In March 2018 the Company changed its name to Bluestar Technologies, Inc.(“BLUE”)

On March 31, 2019, the Company entered into a reverse merger agreement with Wikisoft Corp, a Delaware corporation. Pursuant to the Agreement, the Company acquired WikiSoft DE and became Wikisoft Corp.

Nature of operations

The Company is a wiki portal for businesses. Built on MediaWiki software, the new portal, called wikiprofile.com, is expected to eventually be the largest in the wiki platform with over 328 million published articles and profiles on companies, top brands, and corporate influencers. Users will be able to freely search the portal and all content will eventually be collected, updated and fact-checked in real-time. The Company will generate revenue through paid advertisement placements imbedded in the webpages associated with wikiprofile.com.